UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments:

Putnam VT Money Market Fund

The fund's portfolio
9/30/13 (Unaudited)

REPURCHASE AGREEMENTS (25.6%)(a)
				Principal amount	Value

Interest in $45,000,000 joint tri-party repurchase agreement dated 9/30/13 with BNP Paribas Securities Corp. due 10/1/13 - maturity value of $1,000,003 for an effective yield of 0.11% (collateralized by various corporate bonds and notes with coupon rates ranging from 0.5662% to 9.875% and due dates ranging from 5/14/14 to 6/15/45, valued at $47,250,000)				$1,000,000	$1,000,000

Interest in $333,000,000 joint tri-party repurchase agreement dated 9/30/13 with Citigroup Global Markets, Inc./Salomon Brothers due 10/1/13 - maturity value of $17,230,048 for an effective yield of 0.10% (collateralized by various mortgage backed securities with coupon rates ranging from 2.202% to 7.50% and due dates ranging from 6/1/22 to 8/15/48, valued at $339,660,000)				17,230,000	17,230,000

Interest in $74,300,000 joint tri-party repurchase agreement dated 9/30/13 with Credit Suisse Securities (USA), LLC due 10/1/13 - maturity value of $2,075,006 for an effective yield of 0.11% (collateralized by various corporate bonds and notes with coupon rates ranging from 1.15% to 9.81% and due dates ranging from 10/24/13 to 12/15/66, valued at $78,018,810)				2,075,000	2,075,000

Interest in $105,000,000 joint tri-party repurchase agreement dated 9/30/13 with Deutsche Bank Securities, Inc. due 10/1/13 - maturity value of $10,000,042 for an effective yield of 0.15% (collateralized by various mortgage backed securities and a U.S. Treasury note with coupon rates ranging from 0.25% to 3.581% and due dates ranging from 4/15/16 to 8/20/42, valued at $107,100,001)				10,000,000	10,000,000

Interest in $235,510,000 joint tri-party repurchase agreement dated 9/30/13 with Merrill Lynch, Pierce, Fenner and Smith, Inc. due 10/1/13 - maturity value of $17,229,038 for an effective yield of 0.08% (collateralized by various mortgage backed securities with coupon rates ranging from 1.013% to 7.868% and due dates ranging from 12/1/16 to 12/1/47, valued at $240,220,201)				17,229,000	17,229,000

Total repurchase agreements (cost $47,534,000)					$47,534,000

COMMERCIAL PAPER (22.3%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Australia & New Zealand Banking Group, Ltd. 144A (Australia)	0.252	9/5/14		$2,225,000	$2,225,000

Barclays Bank PLC CCP 144A, Ser. 10-1 (United Kingdom)	0.180	11/13/13		925,000	924,801

BPCE SA (France)	0.135	10/1/13		925,000	925,000

Canada (Government of) (Canada)	0.170	10/9/13		1,050,000	1,049,960

Coca-Cola Co. (The)	0.130	12/20/13		2,600,000	2,599,249

COFCO Capital Corp. (Rabobank Nederland/NY (LOC))	0.200	10/10/13		1,100,000	1,099,945

Commonwealth Bank of Australia (Australia)	0.220	12/23/13		1,850,000	1,849,062

Commonwealth Bank of Australia 144A (Australia)	0.294	3/28/14		1,025,000	1,025,000

DnB Bank ASA 144A (Norway)	0.250	2/3/14		1,075,000	1,074,067

Export Development Canada (Canada)	0.150	11/21/13		700,000	699,851

Export Development Canada (Canada)	0.130	2/3/14		1,000,000	999,549

General Electric Capital Corp.	0.200	12/20/13		2,800,000	2,798,756

HSBC USA, Inc. (United Kingdom)	0.280	10/2/13		725,000	724,994

HSBC USA, Inc. (United Kingdom)	0.271	4/4/14		825,000	823,855

HSBC USA, Inc. (United Kingdom)	0.200	12/16/13		1,050,000	1,049,557

ICICI Bank, Ltd./Hong Kong (Wells Fargo Bank, N.A. (LOC)) (Hong Kong)	0.230	12/17/13		560,000	559,725

ICICI Bank, Ltd./Hong Kong (Wells Fargo Bank, N.A. (LOC)) (Hong Kong)	0.200	10/23/13		800,000	799,902

JPMorgan Chase & Co.	0.250	11/7/13		2,000,000	1,999,486

National Australia Funding Delaware, Inc.	0.220	2/24/14		2,750,000	2,747,546

Nestle Finance International, Ltd. (Switzerland)	0.110	12/12/13		1,000,000	999,780

Nestle Finance International, Ltd. (Switzerland)	0.100	10/3/13		850,000	849,995

Prudential PLC (United Kingdom)	0.230	1/13/14		1,800,000	1,798,804

Rabobank USA Financial Corp. (Netherlands)	0.180	12/16/13		700,000	699,734

RBS Holdings USA, Inc.	0.100	10/2/13		925,000	924,997

Standard Chartered Bank/New York	0.200	11/1/13		900,000	899,845

Standard Chartered Bank/New York 144A	0.220	12/9/13		1,000,000	999,578

State Street Corp.	0.160	12/5/13		1,975,000	1,974,429

State Street Corp.	0.130	10/10/13		875,000	874,972

Sumitomo Mitsui Banking Corp. (Japan)	0.240	12/9/13		750,000	749,655

Sumitomo Mitsui Banking Corp. (Japan)	0.210	10/24/13		1,000,000	999,866

Svenska Handelsbanken, Inc. 144A (Sweden)	0.250	10/2/13		950,000	949,993

Toyota Motor Credit Corp.	0.220	3/11/14		2,000,000	1,998,032

Toyota Motor Credit Corp.	0.200	11/25/13		775,000	774,763

Total commercial paper (cost $41,469,748)					$41,469,748

MUNICIPAL BONDS AND NOTES (17.0%)(a)
	Yield (%)	Maturity date	Rating(RAT)	Principal amount	Value

Connecticut (1.4%)

State of Connecticut Health & Education Facilities Authority Commercial Paper (Yale University), Ser. S-2	0.090	12/5/13	VMIG1	$2,000,000	$2,000,000

Yale University Commercial Paper	0.100	11/6/13	P-1	700,000	699,930

					2,699,930
District of Columbia (0.4%)

American University Commercial Paper, Ser. A	0.180	10/21/13	A-1	800,000	799,920

					799,920
Illinois (0.9%)

Illinois State Educational Facilities Authority VRDN (Lake Forest Open Lands) (Northern Trust Co. (LOC))(M)	0.070	8/1/33	A-1+	1,000,000	1,000,000

Illinois State Educational Facilities Authority VRDN (University of Chicago), Ser. B(M)	0.070	7/1/33	VMIG1	650,000	650,000

					1,650,000
Indiana (0.4%)

Indiana Finance Authority Commercial Paper (Trinity Health Credit Group), Ser. 08D-2	0.090	10/1/13	VMIG1	675,000	675,000

					675,000
Kentucky (1.1%)

Kentucky State Economic Development Finance Authority VRDN (Catholic Health Initiatives), Ser. C(M)	0.050	5/1/34	VMIG1	2,100,000	2,100,000

					2,100,000
Maryland (1.8%)

Howard County Commercial Paper, Ser. 11	0.100	10/8/13	P-1	1,000,000	1,000,000

Johns Hopkins University Commercial Paper, Ser. B	0.120	11/4/13	P-1	500,000	500,000

Johns Hopkins University Commercial Paper, Ser. C	0.110	1/7/14	P-1	1,000,000	1,000,000

Johns Hopkins University Commercial Paper, Ser. B	0.110	10/1/13	P-1	805,000	805,000

					3,305,000
Massachusetts (0.9%)

President and Fellows of Harvard College Commercial Paper	0.120	10/8/13	P-1	1,625,000	1,624,962

					1,624,962
Michigan (0.7%)

Trinity Health Corporation Commercial Paper	0.100	11/20/13	P-1	1,275,000	1,274,823

					1,274,823
Minnesota (0.5%)

Rochester Health Care Facilities VRDN (Mayo Clinic), Ser. B(M)	0.070	11/15/38	VMIG1	950,000	950,000

					950,000
New Jersey (1.1%)

Princeton University Commercial Paper	0.110	10/15/13	P-1	450,000	450,000

Princeton University Commercial Paper	0.100	12/16/13	P-1	1,625,000	1,625,000

					2,075,000
North Carolina (1.4%)

Duke University Commercial Paper, Ser. B-98	0.110	1/14/14	P-1	1,425,000	1,424,543

Wake County VRDN, Ser. B(M)	0.060	3/1/24	VMIG1	500,000	500,000

Wake County VRDN, Ser. A(M)	0.060	3/1/26	VMIG1	600,000	600,000

					2,524,543
Ohio (0.5%)

Ohio State VRDN (Infrastructure Improvement), Ser. B(M)	0.060	8/1/17	VMIG1	915,000	915,000

					915,000
Texas (3.5%)

Board of Regents of Texas Tech University Revenue Financing System Commercial Paper, Ser. A	0.120	12/10/13	P-1	525,000	525,000

Board of Regents of Texas Tech University Revenue Financing System Commercial Paper, Ser. A	0.110	10/1/13	P-1	750,000	750,000

Board of Regents of Texas Tech University Revenue Financing System Commercial Paper, Ser. A	0.090	10/3/13	P-1	580,000	580,000

Harris County Health Facilities Development Authority VRDN (Texas Childrens Hospital), Ser. B-1(M)	0.070	10/1/29	A-1+	470,000	470,000

Texas Public Finance Authority Commercial Paper, Ser. 03	0.100	10/8/13	P-1	1,350,000	1,350,000

The Board of Regents of The Texas A&M University System Commercial Paper, Ser. B	0.100	10/1/13	P-1	825,000	825,000

University of Texas System Board of Regents Revenue Financing System Commercial Paper, Ser. A	0.100	12/4/13	P-1	1,965,000	1,965,000

					6,465,000
Virginia (1.3%)

Regents of University of Virginia Commercial Paper, Ser. 03-A	0.080	10/2/13	P-1	500,000	500,000

The Rector and Visitors of The University of Virginia Commercial Paper, Ser. 03-A	0.110	10/2/13	P-1	2,000,000	2,000,000

					2,500,000
Wisconsin (1.1%)

Wisconsin State Health & Educational Facilities Authority VRDN (Wheaton Franciscan Services), Ser. B (U.S. Bank, NA (LOC))(M)	0.070	8/15/33	VMIG1	2,040,000	2,040,000

					2,040,000

Total municipal bonds and notes (cost $31,599,178)					$31,599,178

ASSET-BACKED COMMERCIAL PAPER (14.7%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Alpine Securitization Corp. (Switzerland)	0.140	10/17/13		$940,000	$939,942

Bedford Row Funding Corp.	0.281	5/19/14		750,000	748,658

CAFCO, LLC	0.140	10/1/13		900,000	900,000

Chariot Funding, LLC 144A	0.250	11/5/13		900,000	899,781

Chariot Funding, LLC 144A (JPMorgan Chase Bank (LOC))	0.120	10/10/13		1,900,000	1,899,943

Fairway Finance, LLC 144A (Canada)	0.189	3/31/14		1,350,000	1,350,000

Gemini Securitization Corp., LLC	0.130	10/17/13		725,000	724,958

Gotham Funding Corp. (Japan)	0.180	12/6/13		2,400,000	2,399,208

Jupiter Securitization Co., LLC	0.240	11/25/13		3,000,000	2,998,900

Liberty Street Funding, LLC (Canada)	0.150	11/12/13		1,500,000	1,499,738

Manhattan Asset Funding Co., LLC (Japan)	0.180	10/21/13		1,000,000	999,900

MetLife Short Term Funding, LLC	0.160	12/9/13		1,000,000	999,693

MetLife Short Term Funding, LLC	0.150	11/4/13		1,500,000	1,499,788

Old Line Funding, LLC 144A	0.223	3/3/14		900,000	900,000

Old Line Funding, LLC 144A	0.220	12/6/13		1,900,000	1,899,234

Regency Markets No. 1, LLC 144A	0.150	10/21/13		2,800,000	2,799,767

Straight-A Funding, LLC 144A, Ser. 1	0.070	10/7/13		950,000	949,989

Thunder Bay Funding, LLC 144A	0.220	12/23/13		2,825,000	2,823,567

Total asset-backed commercial paper (cost $27,233,066)					$27,233,066

CERTIFICATES OF DEPOSIT (12.0%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Bank of America, N.A.	0.170	10/23/13		$925,000	$925,000

Bank of Montreal/Chicago, IL (Canada)	0.160	12/23/13		1,440,000	1,440,000

Bank of Nova Scotia/Houston FRN	0.253	9/4/14		1,300,000	1,300,000

Bank of Tokyo-Mitsubishi UFJ, Ltd./Sydney (Australia)	0.210	10/21/13		400,000	399,953

Canadian Imperial Bank of Commerce/New York, NY FRN (Canada)	0.254	6/13/14		2,200,000	2,200,478

Citibank, N.A.	0.140	11/1/13		925,000	925,000

DnB Bank ASA/New York, NY (Norway)	0.270	10/2/13		1,785,000	1,785,000

JPMorgan Chase Bank, N.A.	0.200	3/18/14		800,000	800,000

Mizuho Bank, Ltd./NY	0.210	12/16/13		925,000	925,000

Nordea Bank Finland PLC/New York	0.220	3/12/14		2,400,000	2,400,000

Royal Bank of Canada/New York, NY FRN (Canada)	0.290	6/24/14		1,900,000	1,900,000

Svenska Handelsbanken/New York, NY (Sweden)	0.210	11/15/13		2,050,000	2,050,013

Toronto-Dominion Bank/NY FRN (Canada)	0.266	10/21/13		2,500,000	2,500,000

Westpac Banking Corp./NY FRN (Australia)	0.296	7/18/14		2,700,000	2,700,000

Total certificates of deposit (cost $22,250,444)					$22,250,444

MUTUAL FUNDS (4.3%)(a)
				Shares	Value

Putnam Money Market Liquidity Fund 0.05%(AFF)				8,000,000	$8,000,000

Total mutual funds (cost $8,000,000)					$8,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.1%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Federal Home Loan Mortgage Corp. unsec. notes, MTN	0.130	2/7/14		$2,000,000	$1,999,873

Total U.S. government agency obligations (cost $1,999,873)					$1,999,873

U.S. TREASURY OBLIGATIONS (1.2%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

U.S. Treasury Notes	2.250	5/31/14		$2,250,000	$2,281,617

Total U.S. treasury obligations (cost $2,281,617)					$2,281,617

CORPORATE BONDS AND NOTES (1.0%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Nordea Bank AB 144A sr. unsec. FRN notes (Sweden)	1.168	1/14/14		$400,000	$401,055

Wells Fargo Bank, NA sr. unsec. notes FRN, Ser. MTN(M)	0.304	7/15/19		1,500,000	1,500,000

Total corporate bonds and notes (cost $1,901,055)					$1,901,055

TOTAL INVESTMENTS

Total investments (cost $184,268,981)(b)					$184,268,981

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
LOC	Letter of Credit
MTN	Medium Term Notes
VRDN	Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset and are payable upon demand either daily, weekly, or monthly. The rate shown is the current interest rate at the close of the reporting period.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through September 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $185,638,402.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$—	$8,000,000	$—	$2,708	$8,000,000
	* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(M)	The security's effective maturity date is less than one year.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	75.9%
	Canada	7.4
	Australia	4.5
	United Kingdom	2.9
	Japan	2.8
	Sweden	1.8
	Norway	1.6
	Switzerland	1.5
	Hong Kong	0.7
	France	0.5
	Netherlands	0.4

	Total	100.0%
	Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$27,233,066	$—
Certificates of deposit	—	22,250,444	—
Commercial paper	—	41,469,748	—
Corporate bonds and notes	—	1,901,055	—
Municipal bonds and notes	—	31,599,178	—
Mutual funds	8,000,000	—	—
Repurchase agreements	—	47,534,000	—
U.S. government agency obligations	—	1,999,873	—
U.S. treasury obligations	—	2,281,617	—

Totals by level	$8,000,000	$176,268,981	$—

The following table summarizes any derivatives, repurchase agreements, reverse repurchase agreements, securities lending and borrowing transactions, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement.

	Note 9: Offsetting of financial and derivative assets and liabilities
		BNP Paribas Securities Corp.	Citigroup Global Markets, Inc./Salomon Brothers	Credit Suisse Securities (USA), LLC	Deutsche Bank Securities Inc.	Merrill Lynch, Pierce, Fenner and Smith Inc.	Total

	Assets:
	Repurchase agreements	1,000,000	17,230,000	2,075,000	10,000,000	17,229,000	47,534,000

	Total Assets	$1,000,000	$17,230,000	$2,075,000	$10,000,000	$17,229,000	$47,534,000

	Liabilities:
	Total Liabilities	$—	$—	$—	$—	$—	$--

	Total Financial and Derivative Net Assets	$1,000,000	$17,230,000	$2,075,000	$10,000,000	$17,229,000	$47,534,000
	Total collateral received (pledged)##†	$1,000,000	$17,230,000	$2,075,000	$10,000,000	$17,229,000	$47,534,000
	Net amount	$—	$—	$—	$—	$—	$--

##	Any over-collateralization of total financial and derivative net assets is not shown. Additional collateral may be required from certain brokers based on individual agreements.

†	Additional collateral may be required from certain brokers based on individual agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2013